LEGAL CLAIMS AND OTHER MATTERS	12 Months Ended
Dec. 31, 2018
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
LEGAL CLAIMS AND OTHER MATTERS
20.	LEGAL CLAIMS AND OTHER MATTERS

a)	Turnover tax calculated on the natural gas price consumed by TGS

The Company has interpretative differences with several provinces regarding the liquidation of the turnover tax calculated on the natural gas used by TGS as fuel to render its transportation services. In this framework there have been initiated several lawsuits against TGS, which have adversely concluded by the Company.

During fiscal year 2017 and 2016, the Company continued to receive several claims from different provinces, which meant that TGS paid Ps. 148.5 million and Ps. 27.6 million to provincial agencies (stated at their original values), respectively.

On May 24, 2017, ENARGAS issued Resolution No. 5041/2017, which approved the tariff methodology for turnover tax on gas withheld from those determinations or liquidations that the Company receives as of its date of issue.

As of December 31, 2018 and 2017, the Company recorded a provision of Ps. 308.4 million and Ps. 279.6 million, respectively, in respect of this contingency under the line item “Provisions.” Those amounts were determined in accordance with the estimations of tax and interests, that would be payable as of such date.

b)	Action for annulment of ENARGAS Resolutions No. I-1,982/11 and No. I-1,991/11 (the “Resolutions”)

After the issuance of the Resolutions, TGS filed a judicial action before the National Court of First Instance in Federal Administrative Litigation No. 1 (the “Court”) in order to obtain the declaration of nullity of the Executive Decree No. 2067/08 and the Resolutions as well as the unconstitutionality of the administrative acts that created the Charge. The probative stage of these proceedings was concluded and the allegations are currently being carried out.

On July 5, 2012, the Court issued in favor of TGS a precautionary measure by which the suspension of the Charge was ordered in the terms set forth in the Resolutions. This decision was appealed in different opportunities by the National Government, by virtue of which the dictating of the precautionary measure was limited to the validity of six months. However, at maturity, the Company is entitled to obtain a new precautionary measure for a similar period.

As a result, on September 19, 2017, a new extension of the injunction was obtained (which prevented the Government to claim TGS of the payment of the amounts resulting from the new value of the Charge for the period between the November 2011 and March 2016), thus extending the validity until March 2018.

On the other hand, the National Court of Appeals in Contentious Administrative Dismissal rejected the extraordinary appeal filed by the National Government against the judgment of that court that confirmed the rejection made by the Court at the request of ENARGAS to declare abstract the legal action initiated by TGS in accordance with the precedent “Alliance” issued by the Supreme Court in December 2014.

On September 1, 2018, a new extension of the precautionary measure was granted to TGS (which prevents the National Government from claiming from TGS the payment of amounts resulting from the new value of the Charge for the period between November 2011 and March 2016), extending their validity until March 11, 2019 or until the judgment that resolves the merits of the matter, whichever occur first.

On March 26, 2019, TGS was served notice that the Court upheld the legal action filed by TGS and declares the unconstitutionality of Executive Decree no. 2067/08 and the Resolutions, as well as of any other act aimed at enforcing the Decree, and therefore declares invalid said regulations. On March 29, 2019, the National Secretary of Energy appealed the judgment, which was granted on April 3, 2019.

The Company´s Management believes it has sufficient valid arguments to defend its position, and thus, the Company has not recorded any liability from the charge for natural gas consumptions from the date of obtaining the injunction until April 1° 2016, and of the effective date of Resolution 28.

c)	Recovery action of VAT and income tax

On October 9, 2008, TGS signed the 2008 Transitional Agreement with ex UNIREN that contemplated a tariff increase of 20%, applicable as from September 1, 2008. On December 3, 2009, the Executive Branch ratified this transitional agreement through the Presidential Decree No. 1,918/09. By means of this decree, TGS was able to bill the tariff increase to its clients as soon as ENARGAS would have published the new tariffs schedule and set the methodology to bill the retroactive effect. Finally, this administrative act did not become effective and therefore in September 2010 TGS filed an acción de amparo (a summary proceeding to guarantee constitutional rights). Due to the passing of time since the enactment of Decree No. 1918/09, on December 16, 2010, the Board of Directors of the Company resolved to discontinue the recognition of the tariff increase revenue and to reverse the receivable of the tariff increase revenue already accrued. The reversal of the tariff increase did not imply any resignation to the Company´s rights resulting from the Decree No. 1,918/09.

On May 24, 2013, TGS filed a tax recovery appeal with respect to the income tax and VAT credits generated by the reversal of the tariff increase credit mentioned above. The total amount claimed by TGS amounted to Ps. 69.4 million plus compensatory interests. After the omission to pass judgment on the claim within the three months of the filing of the tax recovery appeal, on October 9, 2013, TGS filed an appeal before the Federal Tax Bureau. On June 6, 2017, the Tax Court of the Nation rejected the claim for recovery filed by the Company. This resolution was appealed by TGS.

The balance of the receivable as of December 31, 2016 was Ps. 105 million. Given the negative judgment, this receivable was derecognized and charged under “Other operating results, net” of the Statement of Comprehensive Income for the year ended December 31, 2017.

d)	Turnover tax withholding in the Province of Buenos Aires

The Company was notified by ARBA regarding the initiation of various determinative procedures in which TGS is claimed for a total of Ps. 4.9 million (without fine or interest) for the omission as agent of withholding and collection of the turnover tax corresponding to the period July 2009 - June 2011. Given this determination, the Company presented to ARBA various elements of evidence that allow reducing substantially the amount claimed. As of the date of issuance of these consolidated financial statements, the Tax Court has not resolved the issue.

In March 2017, TGS partially canceled the debt claimed by ARBA, paying Ps. 2.9 million (stated in its original value) through the adhesion to the payment plans offered by the Province of Buenos Aires through Law 14,890. Adherence to these payment plans allowed partial cancellation of compensatory interest and all fines and charges claimed by ARBA.

As of the date of the issuance of these Consolidated Financial Statements, only two files remain in relation to the alleged failure of TGS to act as withholding and collection agent during 2009 and 2010. The Company’s Management considers that it has sufficient arguments to assert its defense so at December 31, 2018 it has no recorded any provision for this concept.

e)	Environmental matters

The Company is subject to extensive environmental regulations in Argentina. TGS’ management believes that its current operations are in material compliance with applicable environmental requirements, as currently interpreted and enforced. The Company has not incurred in any material environmental liabilities as a result of its operations to date.

f)	Arbitral claim

On May 8, 2015, the Secretariat of the International Court of Arbitration of the International Chamber of Commerce notified TGS regarding the request for arbitration initiated by PAE and Pan American Sur SA (the “claimants”) related to the execution of three natural gas processing contracts between the applicants and TGS (the “Agreements”). On April 4, 2016, the Company was notified of the beginning of the corresponding demand, which TGS was responded on August 17, 2016.

According to the demand, the applicants allege breach of contracts during the period between February 2006 and February 2016, that would have resulted in a lower allocation of the products obtained (the “Products”), claiming U.S.$ 163 million, plus interest (the “Claim”).

On March 16, 2017, the Claimants filed their Reply Memorial, whereby they replied to TGS Response Memorial and adjusted the amount of their claim to U.S. $ 306.3 million as of March 15, 2017, the total amount that would consist of U.S.$ 134.0 million in nominal damages plus U.S.$ 172.3 million of interest. To this amount, accrued interest would be added from March 15, 2017 until the date of effective payment.

Subsequently, on July 14, 2017, the Company presented the Rejoinder Memorial, whereby the arguments put forward by the claimants in their Reply Memorial were answered.

Between September 25 and 29, 2017, the Arbitration Testing Hearing took place in the City of Buenos Aires, in which the legal advisors of the Company understand that the evidence produced confirmed TGS ‘position regarding the main aspects of the claim. .

On December 15, 2017, the Claimants and TGS submitted their Final Conclusions Memorials.

On May 28, 2018, the ICC issued the final award by which it partially acknowledged the claim and ruled that the Company must pay damages to the claimants in the amount of U.S.$ 19 million, plus interest accrued as from May 8, 2015 until the date of actual payment. This payment was made on June 14, 2018 for an amount of U.S.$ 21.3 million.

g)	Others

In addition to the matters discussed above, the Company is a party to certain lawsuits and administrative proceedings which involve taxation, labor claims, social security, administrative and others arising in the ordinary course of business. The Company’s Management and its legal advisors estimate that the outcome of these differences will not have significant adverse effects on the Company’s financial position or results of operations. As of December 31, 2018 and 2017, the total amount of these provisions amounted Ps. 59.7 million and Ps. 9.6 million, respectively.